Issued Capital - Schedule of Share Options (Details)	12 Months Ended
Apr. 30, 2024 shares $ / shares
Issued capital [abstract]
Number of options, Opening | shares	1,196,000
Number of share options granted in share-based payment arrangement | shares	501,300
Number of options, Closing | shares	1,697,300
Weighted average exercise price, Opening | $ / shares	$ 3.5
Weighted average exercise price, Granted | $ / shares	3.03
Weighted average exercise price, Ending | $ / shares	$ 3.36